EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
Information related to EPS calculation

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	Basic and Diluted	Basic and Diluted	Basic and Diluted	Basic and Diluted
	(In thousands)
Numerators - Basic:
Loss from continuing operations	$(279,788)	$(249,079)	$(635,341)	$(523,441)
Allocation to noncontrolling interests	(6,331)	1,843	13,572	19,911
Loss from continuing operations - net of noncontrolling interests	(286,119)	(247,236)	(621,769)	(503,530)

Discontinued operations	(27,093)	(7,005)	(577,067)	(781,275)
Allocation to noncontrolling interests	40	25	13,078	116
Discontinued operations - net of noncontrolling interests	(27,053)	(6,980)	(563,989)	(781,159)

Net (loss) income	(306,881)	(256,084)	(1,212,408)	(1,304,716)
Allocation to noncontrolling interests	(6,291)	1,868	26,650	20,027
Net loss attributable to common stockholders	$(313,172)	$(254,216)	$(1,185,758)	$(1,284,689)

Numerators - Diluted:
Loss from continuing operations - net of noncontrolling interests	$(286,119)	$(247,236)	$(621,769)	$(503,530)
Exclusion of warrant adjustment	(55,042)	—	—	—
Diluted loss from continuing operations	$(341,161)	$(247,236)	$(621,769)	$(503,530)

Net loss attributable to common stockholders	$(313,172)	$(254,216)	$(1,185,758)	$(1,284,689)
Exclusion of warrant adjustment	(55,042)	—	—	—
Diluted net loss attributable to common stockholders	$(368,214)	$(254,216)	$(1,185,758)	$(1,284,689)

Denominators:
Weighted average number of common shares outstanding - basic	943,669	945,248	316,918	311,993
Effect of dilutive securities	37,467	—	—	—
Weighted average number of common shares outstanding - diluted	981,136	945,248	316,918	311,993